Fair Value Disclosures (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Derivative [Line Items]
Gain on derivative instruments	$ 64	$ 21
Derivative instruments (Note 14)	0		82
Freight Derivatives
Derivative [Line Items]
Gain on derivative instruments	64	21
Bunker contracts
Derivative [Line Items]
Gain on derivative instruments	$ 0	$ 0